Employee Benefit Plans (Projected Benefit Obligation in Excess of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits U.S. Plans [Member]
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligations	$ 10,241	$ 1,170
Fair value of plan assets	8,719	133
Pension Benefits Non-U.S. Plans [Member]
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligations	703	701
Fair value of plan assets	212	199
Other Postretirement Benefits U.S. Plans [Member]
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligations	2,110	1,834
Fair value of plan assets	1,426	1,352
Other Postretirement Benefits Non-U.S. Plans [Member]
Defined Benefit Plan Pension Plans With Projected Benefit Obligations In Excess Of Plan Assets [Abstract]
Projected benefit obligations	35	41
Fair value of plan assets	$ 10	$ 14